COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Operating lease commitments
2016	¥ 1,872,773
2017	1,881,995
2018	1,861,825
2019	1,826,236
2020	1,756,499
Thereafter	10,585,970
Total	¥ 19,785,298